Schedule of Note Payables to Related Party Transaction (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
December 6, 2021 - $50,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	$ 50,000	$ 50,000
February 11, 2022 - $150,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	150,000	150,000
May 8, 2022 - $550,000
Short-Term Debt [Line Items]
Debt face amount	550,000	550,000
May 9, 2022 - $1,100,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	1,100,000	1,100,000
May 16, 2022 - $450,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	450,000	450,000
June 1, 2022 - $500,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	500,000	500,000
June 30, 2022 - $922,028 [Member]
Short-Term Debt [Line Items]
Debt face amount	922,028	922,028
August 25, 2022 - $290,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	290,000	290,000
November 15, 2022 - $450,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	450,000	450,000
May 16, 2023 - $150,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	150,000
May 18, 2023 - $50,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000
June 5, 2023 - $150,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	150,000
September 30, 2023 - $138,817 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000
July 13, 2023 -$50,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000
August 1, 2023 - $190,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	190,000
August 7, 2023 - $50,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000
September 30, 2023 - $660,000 [Member]
Short-Term Debt [Line Items]
Debt face amount	660,000
September 30, 2023 - $138,817 [Member]
Short-Term Debt [Line Items]
Debt face amount	138,817
April 1, 2022 - $237,610 [Member]
Short-Term Debt [Line Items]
Debt face amount	237,610	237,610
May 10, 2022 ($12,500) [Member]
Short-Term Debt [Line Items]
Debt face amount	12,500	12,500
May 10, 2022 ($12,500) [Member]
Short-Term Debt [Line Items]
Debt face amount	12,500	12,500
May 10, 2022 ($20,000) [Member]
Short-Term Debt [Line Items]
Debt face amount	20,000	20,000
May 31, 2022 ($5,000) [Member]
Short-Term Debt [Line Items]
Debt face amount	5,000	5,000
May 31, 2022 ($15,000) [Member]
Short-Term Debt [Line Items]
Debt face amount	15,000	15,000
June 9, 2022 ($15,000) [Member]
Short-Term Debt [Line Items]
Debt face amount	15,000	15,000
December 31, 2022 - ($929,401) [Member]
Short-Term Debt [Line Items]
Debt face amount	$ 929,401	$ 929,401